Segment reporting (Details Narrative) - EUR (€) € in Thousands	6 Months Ended		24 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	€ 93,224	€ 47,502
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue	(30,465)	13,880
Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Revenue	956	€ 1,849
United States [member] | Technologies and services [member]
IfrsStatementLineItems [Line Items]
Negative Revenue	€ 36,100
United States [member] | Vaccine candidates [member] | Pfizer Inc. [member]
IfrsStatementLineItems [Line Items]
Revenue			€ 31,600